Other Than Temporary Impairment Losses on Debt Securities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Total other-than-temporary impairment losses	$ 57		$ 70
Less: unrealized other-than-temporary losses recognized in other comprehensive loss	(40)	[1]	(58)	[1]
Net impairment losses recognized in earnings	$ 17	[2]	$ 12	[2]

[1]	Represents the noncredit component of the other-than-temporary impairment on the securities.
[2]	Represents the credit component of the other-than-temporary impairment on securities.